Condensed Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock	Additional Paid–In Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2016	$ 31	$ 119	$ (266,370)	$ (266,220)
Balance, shares at Dec. 31, 2016	5,216,565
Net loss				(3,433,068)
Balance at Sep. 30, 2017	$ 7,865	162,741	(3,699,438)	(3,528,832)
Balance, shares at Sep. 30, 2017	7,864,994
Balance at Dec. 31, 2016	$ 31	119	(266,370)	(266,220)
Balance, shares at Dec. 31, 2016	5,216,565
Issuance of stock in connection with intellectual license agreement	$ 860	22,555		23,415
Issuance of stock in connection with intellectual license agreement, shares	859,976
Issuance of restricted stock award	$ 215	7,005		7,220
Issuance of restricted stock award, shares	215,453
Transfer of shares in connection with merger	$ 1,573	(1,573)
Transfer of shares in connection with merger, shares	1,573,000
Par value change in connection with merger	$ 5,186	(5,186)
Stock-based compensation		69,574		69,574
Issuance of warrants		61,496		61,496
Issuance of additional warrants in connection with short-term notes modification		117,280		117,280
Forgiveness of subscription receivable		9,050		9,050
Net loss			(5,058,426)	(5,058,426)
Balance at Dec. 31, 2017	$ 7,865	280,320	(5,324,796)	(5,036,611)
Balance, shares at Dec. 31, 2017	7,864,994
Balance at Sep. 30, 2017	$ 7,865	162,741	(3,699,438)	(3,528,832)
Balance, shares at Sep. 30, 2017	7,864,994
Issuance of additional warrants in connection with short-term notes modification		117,280		117,280
Stock value adjustment associated with intellectual license agreement		299		299
Net loss			(1,625,358)	(1,625,358)
Balance at Dec. 31, 2017	$ 7,865	280,320	(5,324,796)	(5,036,611)
Balance, shares at Dec. 31, 2017	7,864,994
Issuance of common stock upon short term notes and convertible notes extinguishments	$ 1,147	2,348,790		2,349,937
Issuance of common stock upon short term notes and convertible notes extinguishments, shares	1,146,311
Issuance of warrants and reclassification of warrant liability in connection with short-term notes and convertible notes extinguishments		2,008,796		2,008,796
Issuance of common stock under 2018 private placement	$ 445	824,449		824,894
Issuance of common stock under 2018 private placement, shares	445,200
Issuance of warrants under 2018 private placement		288,106		288,106
Issuance costs related to 2018 private placement		(173,067)		(173,067)
Issuance of common stock for consulting services	$ 200	469,300		469,500
Issuance of common stock for consulting services, shares	200,000
Stock-based compensation		5,467		5,467
Net loss			(5,132,914)	(5,132,914)
Balance at Sep. 30, 2018	$ 9,657	6,052,161	(10,457,710)	(4,395,892)
Balance, shares at Sep. 30, 2018	9,656,505
Issuance of common stock under 2018 private placement	$ 330	601,319		601,649
Issuance of common stock under 2018 private placement, shares	330,000
Issuance of warrants under 2018 private placement		223,351		223,351
Issuance costs related to 2018 private placement		(149,316)		(149,316)
Issuance of common stock for consulting services	$ 50	114,950		115,000
Issuance of common stock for consulting services, shares	50,000
Net loss			(1,352,824)	(1,352,824)
Balance at Dec. 31, 2018	$ 10,037	$ 6,842,465	$ (11,810,534)	$ (4,958,032)
Balance, shares at Dec. 31, 2018	10,036,505